Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues		$ 26,729,054	$ 19,918,959
Cost of revenues		(14,926,118)	(8,100,554)
Gross profit		11,802,936	11,818,405
Operating expenses:
Selling expenses		(78,369)	(361,792)
General and administrative expenses		(4,229,947)	(3,907,045)
Research and development expenses		(5,808,899)	(839,388)
Total operating expenses		(10,117,215)	(5,108,225)
Income from operations		1,685,721	6,710,180
Other income (expenses):
Interest income		25,227	204,254
Interest expenses		(145,354)	(117,858)
Issuance costs allocated to warrant liability			(823,846)
Change in fair value of warrant liability		3,734,131	6,743,319
Other income, net		24,095	40,134
Total other income, net		3,638,099	6,046,003
Income before income taxes		5,323,820	12,756,183
Income tax expense		(284,284)	(2,436,804)
Net income		5,039,536	10,319,379
Net loss attributable to non-controlling interest		(99)	(39)
Net income attributable to GLOBAL MOFY AI LIMITED		5,039,635	10,319,418
Comprehensive income
Net income		5,039,536	10,319,379
Foreign currency translation gain (loss)		(761,865)	24,399
Total comprehensive income		4,277,671	10,343,778
Comprehensive loss (gain) attributable to non-controlling interests		4,716	(1,511)
Comprehensive income attributable to GLOBAL MOFY AI LIMITED		$ 4,272,955	$ 10,345,289
Earnings per common share
Basic (in Dollars per share)	[1]	$ 1.19	$ 5.56
Diluted (in Dollars per share)	[1]	$ 0.87	$ 5.4
Weighted average number of common shares outstanding
Basic (in Shares)	[1]	4,220,721	1,855,372
Diluted (in Shares)	[1]	5,785,201	1,910,544

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).